Business combinations and capital reorganization - Summary of Operating Results of MOMA (Detail) - MOMA acquisition [member] € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Revenue	€ 470
Other income	5
General and administrative expenses	(441)
Operating profit	34
Finance costs	(9)
Profit before income tax	25
Income tax	(10)
Profit for the half-year	€ 15